Michael H. Bison T: 617.570.1933 F: 617.523.1231 mbison@ goodwinprocter.com	Goodwin Procter LLP Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

February 6, 2015

CONFIDENTIAL SUBMISSION Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	Galapagos NV

Confidential Submission of Draft Registration Statement on Form F-l

Ladies and Gentlemen:

On behalf of Galapagos NV, a limited liability company (naamloze vennootschap société anonyme) incorporated under the laws of Belgium (the “Company”), and in connection with the confidential submission of its draft registration statement on Form F-1 (the “Registration Statement”) on the date hereof, we hereby confidentially submit the draft Registration Statement pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its fiscal year ended December 31, 2014. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Onno van de Stolpe Chief Executive Officer
Galapagos NV Generaal De Wittelaan L11 A3 2800 Mechelen, Belgium Telephone: +32 1 534 29 00

with a copy to:	Mitchell S. Bloom Michael H. Bison Goodwin Procter LLP Exchange Place Boston, MA 02109 Telephone: (617) 570-1000 Facsimile: (617) 523-1231

U.S. Securities and Exchange Commission

February 6, 2015

Please contact the undersigned at (617) 570-1933 or mbison@goodwinprocter.com if you have any questions regarding the foregoing.

Very truly yours,
/s/ Michael H. Bison Michael H. Bison of Goodwin Procter LLP

cc:	Onno van de Stolpe, Chief Executive Officer, Galapagos NV

Bart Filius, Chief Financial Officer, Galapagos NV

Mitchell S. Bloom, Goodwin Procter LLP

Qing Nian, Goodwin Procter LLP